PROSPECTUS SUPPLEMENT DATED JULY 1, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, B, C AND Y SHARES OF THE FUND LISTED BELOW:

AIM MULTI-SECTOR FUND

The following information replaces in its entirety the last sentence of the seventh paragraph appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - OBJECTIVE AND STRATEGIES" on page 5 of the prospectus:

   "Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

PROSPECTUS SUPPLEMENT DATED JULY 1, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, B, C, R, Y AND INVESTOR CLASS SHARES OF THE FUND LISTED
BELOW:

AIM STRUCTURED CORE FUND

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on pages 3 and 4 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES                                                                                  INVESTOR
(fees paid directly from your investment)       CLASS A   CLASS B   CLASS C   CLASS R   CLASS Y     CLASS
-----------------------------------------       -------   -------   -------   -------   -------   --------
Maximum Sales Charge (Load) Imposed on
   Purchases (as a percentage of offering
   price)                                       5.50%       None     None     None        None      None
Maximum Deferred Sales Charge (Load) (as
   a percentage of original purchase
   price or redemption proceeds,
   whichever is less)                           None(1)     5.00%    1.00%    None(1)     None      None

ANNUAL FUND OPERATING EXPENSES(2)                                                                    INVESTOR
(expenses that are deducted from fund assets)   CLASS A   CLASS B   CLASS C   CLASS R   CLASS Y(3)     CLASS
---------------------------------------------   -------   -------   -------   -------   ----------   --------
Management Fees                                  0.60%     0.60%     0.60%     0.60%       0.60%       0.60%
Distribution and/or Service (12b-1) Fees         0.25      1.00      1.00      0.50        None        0.25
Other Expenses(4)                                0.35      0.35      0.35      0.35        0.35        0.35
Acquired Fund Fees and Expenses                  0.00      0.00      0.00      0.00        0.00        0.00
Total Annual Fund Operating Expenses             1.20      1.95      1.95      1.45        0.95        1.20
Fee Waiver(5)                                    0.19      0.19      0.19      0.19        0.19        0.19
Net Annual Fund Operating Expenses               1.01      1.76      1.76      1.26        0.76        1.01

(1) A contingent deferred sales charge may apply in some cases. See "General Information--Contingent Deferred Sales Charges (CDSCs)."

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Total Annual Fund Operating Expenses for Class Y shares are based on estimated amounts for the current fiscal year.

(4) As a result of the reorganization of AIM S&P 500 Index Fund into the fund, Total Annual Fund Operating Expenses have been restated to reflect such reorganization.

(5) Effective July 1, 2009, the fund's advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Investor Class shares to 1.00%, 1.75%, 1.75%, 1.25%, 0.75% and 1.00% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
     (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement.

     Currently, the expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund. Fee waivers have been restated to reflect this agreement. Fee waivers have been restated to reflect this agreement.

     If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

     As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in different classes of the fund with the cost of investing in other mutual funds.

The expense example assumes that you:

     (i)  invest $10,000 in the fund for the time periods indicated;

     (ii) redeem all of your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year;

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

     (v)  incur applicable initial sales charges (see "General
          Information--Choosing a Share Class" section of this prospectus for applicability of initial sales charge).

     To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                 ------   -------   -------   --------
Class A           $647      $892     $1,156   $1,909
Class B            679       894      1,235    2,065(1)
Class C            279       594      1,035    2,259
Class R            128       440        774    1,719
Class Y             78       284        507    1,149
Investor Class     103       362        641    1,438

You would pay the following expenses if you did not redeem your shares:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                 ------   -------   -------   --------

Class A           $647      $892     $1,156   $1,909
Class B            179       594      1,035    2,065(1)
Class C            179       594      1,035    2,259
Class R            128       440        774    1,719
Class Y             78       284        507    1,149
Investor Class     103       362        641    1,438

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 4 and 5 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the SEC and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

     - You invest $10,000 in the fund and hold it for the entire 10-year period;

     -    Your investment has a 5% return before expenses each year;

     - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

     - Hypotheticals both with and without any applicable initial sales charge applied (see "General Information--Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

     -    There is no sales charge on reinvested dividends.

     There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios: your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A (INCLUDE MAXIMUM SALES
CHARGE)                               YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.01%        1.20%        1.20%        1.20%        1.20%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses         (1.73%)       2.00%        5.88%        9.90%       14.08%
End of Year Balance                 $ 9,827.06   $10,200.48   $10,588.10   $10,990.45   $11,408.09
Estimated Annual Expenses           $   647.35   $   120.17   $   124.73   $   129.47   $   134.39

CLASS A (INCLUDE MAXIMUM SALES
CHARGE)                               YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
------------------------------      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.20%        1.20%        1.20%        1.20%        1.20%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         18.42%       22.92%       27.59%       32.43%       37.47%
End of Year Balance                 $11,841.59   $12,291.57   $12,758.65   $13,243.48   $13,746.74
Estimated Annual Expenses           $   139.50   $   144.80   $   150.30   $   156.01   $   161.94

CLASS A (WITHOUT MAXIMUM SALES
CHARGE)                               YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.01%        1.20%        1.20%        1.20%        1.20%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          3.99%        7.94%       12.04%       16.30%       20.72%
End of Year Balance                 $10,399.00   $10,794.16   $11,204.34   $11,630.11   $12,072.05
Estimated Annual Expenses           $   103.01   $   127.16   $   131.99   $   137.01   $   142.21

CLASS A (WITHOUT MAXIMUM SALES
CHARGE)                               YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
------------------------------      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.20%        1.20%        1.20%        1.20%        1.20%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         25.31%       30.07%       35.01%       40.14%       45.47%
End of Year Balance                 $12,530.79   $13,006.96   $13,501.22   $14,014.27   $14,546.81
Estimated Annual Expenses           $   147.62   $   153.23   $   159.05   $   165.09   $   171.37

CLASS B(2)                            YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------                          ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.76%        1.95%        1.95%        1.95%        1.95%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          3.24%        6.39%        9.63%       12.98%       16.42%
End of Year Balance                 $10,324.00   $10,638.88   $10,963.37   $11,297.75   $11,642.33
Estimated Annual Expenses           $   178.85   $   204.39   $   210.62   $   217.05   $   223.67

CLASS B(2)                            YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
----------                          ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.95%        1.95%        1.95%        1.20%        1.20%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         19.97%       23.63%       27.40%       32.25%       37.27%
End of Year Balance                 $11,997.42   $12,363.34   $12,740.43   $13,224.56   $13,727.10
Estimated Annual Expenses           $   230.49   $   237.52   $   244.76   $   155.79   $   161.71

CLASS C(2)                            YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------                          ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.76%        1.95%        1.95%        1.95%        1.95%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          3.24%        6.39%        9.63%       12.98%       16.42%
End of Year Balance                 $10,324.00   $10,638.88   $10,963.37   $11,297.75   $11,642.33
Estimated Annual Expenses           $   178.85   $   204.39   $   210.62   $   217.05   $   223.67

CLASS C(2)                            YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
----------                          ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.95%        1.95%        1.95%        1.95%        1.95%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         19.97%       23.63%       27.40%       31.29%       35.29%
End of Year Balance                 $11,997.42   $12,363.34   $12,740.43   $13,129.01   $13,529.44
Estimated Annual Expenses           $   230.49   $   237.52   $   244.76   $   252.23   $   259.92

CLASS R                               YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------                             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.26%        1.45%        1.45%        1.45%        1.45%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          3.74%        7.42%       11.24%       15.19%       19.27%
End of Year Balance                 $10,374.00   $10,742.28   $11,123.63   $11,518.52   $11,927.42
Estimated Annual Expenses           $   128.36   $   153.09   $   158.53   $   164.16   $   169.98

CLASS R                               YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------                             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.45%        1.45%        1.45%        1.45%        1.45%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         23.51%       27.89%       32.43%       37.13%       42.00%
End of Year Balance                 $12,350.85   $12,789.30   $13,243.32   $13,713.46   $14,200.29
Estimated Annual Expenses           $   176.02   $   182.27   $   188.74   $   195.44   $   202.37

CLASS Y                               YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------                             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.76%        0.95%        0.95%        0.95%        0.95%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.24%        8.46%       12.85%       17.43%       22.18%
End of Year Balance                 $10,424.00   $10,846.17   $11,285.44   $11,742.50   $12,218.07
Estimated Annual Expenses           $    77.61   $   101.03   $   105.13   $   109.38   $   113.81

CLASS Y                               YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------                             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.95%        0.95%        0.95%        0.95%        0.95%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         27.13%       32.28%       37.64%       43.21%       49.01%
End of Year Balance                 $12,712.91   $13,227.78   $13,763.50   $14,320.93   $14,900.92
Estimated Annual Expenses           $   118.42   $   123.22   $   128.21   $   133.40   $   138.80

INVESTOR CLASS                        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------                      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.01%        1.20%        1.20%        1.20%        1.20%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          3.99%        7.94%       12.04%       16.30%       20.72%
End of Year Balance                 $10,399.00   $10,794.16   $11,204.34   $11,630.11   $12,072.05
Estimated Annual Expenses           $   103.01   $   127.16   $   131.99   $   137.01   $   142.21

INVESTOR CLASS                        YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
--------------                      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.20%        1.20%        1.20%        1.20%        1.20%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         25.31%       30.07%       35.01%       40.14%       45.47%
End of Year Balance                 $12,530.79   $13,006.96   $13,501.22   $14,014.27   $14,546.81
Estimated Annual Expenses           $   147.62   $   153.23   $   159.05   $   165.09   $   171.37

(1)  Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted."

PROSPECTUS SUPPLEMENT DATED JULY 1, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR INSTITUTIONAL CLASS SHARES OF THE FUNDS LISTED BELOW:

AIM CORE PLUS BOND FUND
AIM FLOATING RATE FUND
AIM MULTI-SECTOR FUND
AIM SELECT REAL ESTATE INCOME FUND
AIM STRUCTURED CORE FUND
AIM STRUCTURED GROWTH FUND
AIM STRUCTURED VALUE

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on pages 9 and 10 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds:

SHAREHOLDER FEES

                                                                  CORE                 SELECT REAL
                                                                  PLUS FLOATING MULTI-    ESTATE   STRUCTURED STRUCTURED STRUCTURED
(fees paid directly from your investment)                         BOND   RATE   SECTOR    INCOME      CORE      GROWTH      VALUE
-----------------------------------------                         ---- -------- ------ ----------- ---------- ---------- ----------
Maximum Sales Charge (Load) Imposed on Purchases                  None None      None      None       None       None       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original
purchase price or redemption proceeds, whichever is less)         None None      None      None       None       None       None
Redemption/Exchange Fee
(as a percentage of amount redeemed/ exchanged)                   None 2.00%(1)  None      None       None       None       None

ANNUAL FUND OPERATING EXPENSES(2)

                                              CORE                  SELECT REAL
                                              PLUS  FLOATING MULTI-    ESTATE   STRUCTURED STRUCTURED STRUCTURED
(expenses that are deducted from fund assets) BOND    RATE   SECTOR    INCOME     CORE(3)    GROWTH      VALUE
--------------------------------------------- ----  -------- ------ ----------- ---------- ---------- ----------
Management Fees                               0.45%   0.65%   0.67%    0.75%       0.60%      0.60%     0.60%
Distribution and/or Service (12b-1) Fees      None    None    None     None        None       None      None
Other Expenses(4)                             1.85    0.19    0.09     0.14        0.26       0.13      0.18
Interest                                        --    0.06      --       --          --         --        --
Total Other Expenses                          1.85    0.25    0.09     0.14        0.26       0.13      0.18
Acquired Fund Fees and Expenses               0.00    0.00    0.00     0.02        0.00       0.00      0.00
Total Annual Fund Operating Expenses          2.30    0.90    0.76     0.91        0.86       0.73      0.78
Fee Waiver(5, 6, 7)                           1.65    0.01    0.01     0.01        0.11         --      0.03
Net Annual Fund Operating Expenses            0.65    0.89    0.75     0.90        0.75       0.73      0.75

(1) You may be charged a 2.00% fee if you redeem or exchange Institutional Class Shares within 31 days of purchase. See "General
     Information--Redeeming Shares- Redemption Fees" for more information.

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) As a result of the reorganization of AIM S&P 500 Index Fund into the fund, Total Annual Fund Operating Expenses have been restated to reflect such reorganization.

(4) Other Expenses of Core Plus Bond are based on estimated amounts for the current fiscal year. Other Expenses for Floating Rate have been restated to reflect current expenses of the fund.

(5) The funds' advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of the Institutional Class shares to 0.65% and 0.75% of average daily net assets of Core Plus Bond and Structured Value, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund.

(6) Effective July 1, 2009, the advisor for Structured Core has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) of the Institutional Class shares to 0.75% of average daily net assets. Fee waivers have been restated to reflect this agreement.

(7) The funds' advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the fund in an amount equal to 100% of the net advisory fees Invesco Aim receives from the affiliated money market funds on investments by the fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. This contractual waiver resulted in an aggregate reduction in advisory fees of 0.01% for all classes of Floating Rate, Multi-Sector and Select Real Estate Income for the year ended August 31, 2008.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such ?nancial institution.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

     The expense example assumes that you:

     (i)  invest $10,000 in the funds for the time periods indicated;

     (ii) redeem all of your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year; and

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                            ------   -------   -------   --------
Core Plus Bond               $66      $559       N/A         N/A
Floating Rate                 91       286      $497      $1,107
Multi-Sector                  77       242       421         941
Select Real Estate Income     92       289       503       1,119
Structured Core               77       263       466       1,051
Structured Growth             75       233       406         906
Structured Value              77       246       430         963"

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on pages 11 and 12 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the SEC and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

     - You invest $10,000 in a fund and hold it for the entire 10-year period;

     -    Your investment has a 5% return before expenses each year; and

     - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

     There is no assurance that the annual expense ratio will be the expense ratio for each fund's Institutional Class for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CORE PLUS BOND--
INSTITUTIONAL  CLASS                  YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.65%        2.30%        2.30%        2.30%        2.30%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.35%        7.17%       10.06%       13.03%       16.08%
End of Year Balance                 $10,435.00   $10,716.75   $11,006.10   $11,303.26   $11,608.45
Estimated Annual Expenses           $    66.41   $   243.25   $   249.81   $   256.56   $   263.48

CORE PLUS BOND--
INSTITUTIONAL  CLASS                  YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   2.30%        2.30%        2.30%        2.30%        2.30%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         19.22%       22.44%       25.74%       29.14%       32.63%
End of Year Balance                 $11,921.88   $12,243.77   $12,574.35   $12,913.86   $13,262.53
Estimated Annual Expenses           $   270.60   $   277.90   $   285.41   $   293.11   $   301.03

FLOATING RATE--
INSTITUTIONAL  CLASS                  YEAR 1        YEAR 2      YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.89%        0.90%        0.90%        0.90%        0.90%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.11%        8.38%       12.82%       17.45%       22.26%
End of Year Balance                 $10,411.00   $10,837.85   $11,282.20   $11,744.77   $12,226.31
Estimated Annual Expenses           $    90.83   $    95.62   $    99.54   $   103.62   $   107.87

FLOATING RATE--
INSTITUTIONAL  CLASS                  YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.90%        0.90%        0.90%        0.90%        0.90%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         27.28%       32.49%       37.93%       43.58%       49.47%
End of Year Balance                 $12,727.59   $13,249.42   $13,792.64   $14,358.14   $14,946.83
Estimated Annual Expenses           $   112.29   $   116.90   $   121.69   $   126.68   $   131.87

MULTI-SECTOR--
INSTITUTIONAL  CLASS                  YEAR 1        YEAR 2      YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.75%        0.76%        0.76%        0.76%        0.76%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.25%        8.67%       13.28%       18.08%       23.09%
End of Year Balance                 $10,425.00   $10,867.02   $11,327.78   $11,808.08   $12,308.74
Estimated Annual Expenses           $    76.59   $    80.91   $    84.34   $    87.92   $    91.64

MULTI-SECTOR--
INSTITUTIONAL  CLASS                  YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.76%        0.76%        0.76%        0.76%        0.76%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         28.31%       33.75%       39.42%       45.33%       51.49%
End of Year Balance                 $12,830.63   $13,374.65   $13,941.74   $14,532.87   $15,149.06
Estimated Annual Expenses           $    95.53   $    99.58   $   103.80   $   108.20   $   112.79

SELECT REAL ESTATE INCOME--
INSTITUTIONAL  CLASS                  YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.90%        0.91%        0.91%        0.91%        0.91%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.10%        8.36%       12.79%       17.40%       22.20%
End of Year Balance                 $10,410.00   $10,835.77   $11,278.95   $11,740.26   $12,220.44
Estimated Annual Expenses           $    91.85   $    96.67   $   100.62   $   104.74   $   109.02

SELECT REAL ESTATE INCOME--
INSTITUTIONAL  CLASS                  YEAR 6       YEAR 7       YEAR 8        YEAR 9     YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.91%        0.91%        0.91%        0.91%        0.91%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         27.20%       32.41%       37.82%       43.46%       49.32%
End of Year Balance                 $12,720.25   $13,240.51   $13,782.05   $14,345.73   $14,932.48
Estimated Annual Expenses           $   113.48   $   118.12   $   122.95   $   127.98   $   133.22

STRUCTURED CORE--
INSTITUTIONAL  CLASS                  YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.75%        0.86%        0.86%        0.86%        0.86%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.25%        8.57%       13.06%       17.74%       22.62%
End of Year Balance                 $10,425.00   $10,856.60   $11,306.06   $11,774.13   $12,261.58
Estimated Annual Expenses           $    76.59   $    91.51   $    95.30   $    99.24   $   103.35

STRUCTURED CORE--
INSTITUTIONAL  CLASS                  YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.86%        0.86%        0.86%        0.86%        0.86%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         27.69%       32.98%       38.48%       44.22%       50.19%
End of Year Balance                 $12,769.21   $13,297.85   $13,848.38   $14,421.71   $15,018.77
Estimated Annual Expenses           $   107.63   $   112.09   $   116.73   $   121.56   $   126.59

STRUCTURED GROWTH--
INSTITUTIONAL  CLASS                  YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.73%        0.73%        0.73%        0.73%        0.73%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.27%        8.72%       13.36%       18.21%       23.25%
End of Year Balance                 $10,427.00   $10,872.23   $11,336.48   $11,820.54   $12,325.28
Estimated Annual Expenses           $    74.56   $    77.74   $    81.06   $    84.52   $    88.13

STRUCTURED GROWTH--
INSTITUTIONAL  CLASS                  YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.73%        0.73%        0.73%        0.73%        0.73%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         28.52%       34.00%       39.73%       45.69%       51.91%
End of Year Balance                 $12,851.57   $13,400.33   $13,972.53   $14,569.15   $15,191.26
Estimated Annual Expenses           $    91.90   $    95.82   $    99.91   $   104.18   $   108.63


STRUCTURED VALUE--
INSTITUTIONAL  CLASS                  YEAR 1       YEAR 2       YEAR 3        YEAR 4      YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.75%        0.78%        0.78%        0.78%        0.78%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.25%        8.65%       13.23%       18.01%       22.99%
End of Year Balance                 $10,425.00   $10,864.94   $11,323.44   $11,801.28   $12,299.30
Estimated Annual Expenses           $    76.59   $    83.03   $    86.53   $    90.19   $    93.99

STRUCTURED VALUE--
INSTITUTIONAL  CLASS                  YEAR 6       YEAR 7       YEAR 8        YEAR 9      YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.78%        0.78%        0.78%        0.78%        0.78%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         28.18%       33.59%       39.23%       45.11%       51.23%
End of Year Balance                 $12,818.33   $13,359.26   $13,923.02   $14,510.57   $15,122.92
Estimated Annual Expenses           $    97.96   $   102.09   $   106.40   $   110.89   $   115.57

(1)  Your actual expenses may be higher or lower than those shown."

The following information replaces in its entirety the last sentence of the seventh paragraph appearing under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - OBJECTIVES AND STRATEGIES - MULTI-SECTOR" on page 14 of the prospectus.

     "Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED JULY 1, 2009

THE PURPOSE OF THIS SUPPLEMENT IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR CLASS A, B, C, R, Y, INVESTOR AND INSTITUTIONAL CLASS SHARES, AS APPLICABLE, OF THE FUNDS LISTED BELOW:

AIM CORE PLUS BOND FUND
AIM MULTI-SECTOR FUND
AIM SELECT REAL ESTATE INCOME FUND
AIM STRUCTURED CORE FUND
AIM STRUCTURED GROWTH FUND
AIM STRUCTURED VALUE FUND

The following information replaces in its entirety the ninth paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 45 of the Statement of Additional Information.

     "Invesco Aim also has contractually agreed through at least June 30, 2010 to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by each Fund's Board; and (vi) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement) for the following Funds' shares:

              FUND                    EXPENSE LIMITATION
----------------------------------   --------------------
AIM Core Plus Bond Fund
   Class A Shares                           0.90%
   Class B Shares                           1.65%
   Class C Shares                           1.65%
   Class R Shares                           1.15%
   Class Y Shares                           0.65%
   Institutional Class Shares               0.65%
AIM Multi-Sector Fund
   Class A Shares                           2.00%
   Class B Shares                           2.75%
   Class C Shares                           2.75%
   Class Y Shares                           1.75%
   Institutional Class Shares               1.75%
AIM Select Real Estate Income Fund
   Class A Shares                           2.00%
   Class B Shares                           2.75%
   Class C Shares                           2.75%
   Class Y Shares                           1.75%
   Institutional Class Shares               1.75%
AIM Structured Core Fund
   Class A Shares                           1.00%
   Class B Shares                           1.75%
   Class C Shares                           1.75%
   Class R Shares                           1.25%
   Class Y Shares                           0.75%
   Investor Class Shares                    1.00%
   Institutional Class Shares               0.75%

AIM Structured Growth Fund
   Class A Shares                          1.00%
   Class B Shares                          1.75%
   Class C Shares                          1.75%
   Class R Shares                          1.25%
   Class Y Shares                          0.75%
   Institutional Class Shares              0.75%
AIM Structured Value Fund
   Class A Shares                          1.00%
   Class B Shares                          1.75%
   Class C Shares                          1.75%
   Class R Shares                          1.25%
   Class Y Shares                          0.75%
   Institutional Class Shares              0.75%

     The total annual fund operating expenses used in determining whether a fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses, which are required to be disclosed and included in the total annual fund operating expenses in a fund's prospectus fee table. Acquired Fund Fees and Expenses are expenses of investment companies in which a fund invests but are not fees or expenses incurred by a fund directly."

The following information is added as a new eighth paragraph under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - INSTITUTIONAL CLASS SHARES" on page 73 of the Statement of Additional Information.

     "Following the closing of the reorganization of the Atlantic Whitehall Mid Cap Growth Fund into the AIM Mid Cap Core Equity Fund and the Atlantic Whitehall Growth Fund into the AIM Large Cap Growth Fund, each Atlantic Whitehall Mid Cap Growth Fund shareholder that receives Class Y shares of the AIM Mid Cap Core Equity Fund and each Atlantic Whitehall Growth Fund shareholder that receives Class Y shares of the AIM Large Cap Growth Fund pursuant to the reorganization may exchange these shares for Institutional Class shares of the same fund, provided that (1) the Atlantic Whitehall Mid Cap Growth Fund and Atlantic Whitehall Growth Fund shareholder meets the eligibility requirements for investment in such Institutional Class shares and (2) the exchange is completed no later than December 15, 2009. Please consult your tax advisor to discuss the tax implications, if any, of an exchange of Class Y shares for Institutional Class shares of the same fund."


                                       2